Schedule of Investments (unaudited)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Axon Enterprise Inc.(a)(b)	474,018	$44,164,257

Air Freight & Logistics — 0.5%
GXO Logistics Inc.(a)(b)	679,247	29,391,018

Auto Components — 0.7%
Fox Factory Holding Corp.(a)(b)	281,355	22,660,332
Gentex Corp.	829,970	23,214,261
		45,874,593
Banks — 6.1%
Bank of Hawaii Corp.	112,982	8,405,861
Bank OZK	355,184	13,330,055
Cathay General Bancorp.	195,971	7,672,265
Commerce Bancshares Inc.	366,893	24,086,525
Cullen/Frost Bankers Inc.	213,340	24,843,443
East West Bancorp. Inc.	947,273	61,383,290
First Financial Bankshares Inc.	857,418	33,670,805
Glacier Bancorp. Inc.	724,584	34,359,773
Hancock Whitney Corp.	259,175	11,489,228
Home BancShares Inc./AR	466,303	9,685,113
PacWest Bancorp.	784,683	20,919,649
Pinnacle Financial Partners Inc.	509,889	36,870,074
Synovus Financial Corp.	388,074	13,990,068
UMB Financial Corp.	287,692	24,770,281
Umpqua Holdings Corp.	535,496	8,980,268
Webster Financial Corp.	486,426	20,502,856
Wintrust Financial Corp.	201,482	16,148,782
		371,108,336
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	37,742	11,434,694

Biotechnology — 3.0%
Arrowhead Pharmaceuticals Inc.(a)(b)	706,236	24,866,570
Exelixis Inc.(a)	1,135,253	23,635,967
Halozyme Therapeutics Inc.(a)	920,852	40,517,488
Neurocrine Biosciences Inc.(a)	638,001	62,192,337
United Therapeutics Corp.(a)	145,148	34,202,675
		185,415,037
Building Products — 3.9%
Builders FirstSource Inc.(a)(b)	1,153,245	61,929,257
Carlisle Companies Inc.	345,098	82,343,834
Lennox International Inc.	127,951	26,433,397
Simpson Manufacturing Co. Inc.(b)	288,143	28,990,067
Trex Co. Inc.(a)(b)	755,632	41,121,493
		240,818,048
Capital Markets — 3.2%
Affiliated Managers Group Inc.(b)	258,165	30,102,039
Evercore Inc., Class A	271,077	25,375,518
Federated Hermes Inc.	286,997	9,123,635
Interactive Brokers Group Inc., Class A	361,696	19,896,897
Janus Henderson Group PLC	516,644	12,146,300
Jefferies Financial Group Inc.	1,279,006	35,326,146
SEI Investments Co.(b)	411,158	22,210,755
Stifel Financial Corp.	711,429	39,854,253
		194,035,543
Chemicals — 3.2%
Ashland Global Holdings Inc.	145,883	15,033,243
Avient Corp.	609,147	24,414,612

Security	Shares	Value

Chemicals (continued)
Ingevity Corp.(a)(b)	139,395	$8,801,400
Olin Corp.	926,447	42,875,967
RPM International Inc.	441,030	34,717,882
Scotts Miracle-Gro Co. (The)	269,428	21,282,118
Sensient Technologies Corp.	159,701	12,865,512
Valvoline Inc.	1,189,518	34,293,804
		194,284,538
Commercial Services & Supplies — 1.6%
Clean Harbors Inc.(a)	197,327	17,299,658
IAA Inc.(a)(b)	482,053	15,796,877
MSA Safety Inc.	124,823	15,112,320
Tetra Tech Inc.	358,347	48,932,283
		97,141,138
Communications Equipment — 1.0%
Calix Inc.(a)(b)	371,893	12,696,427
Ciena Corp.(a)	639,790	29,238,403
Lumentum Holdings Inc.(a)(b)	206,839	16,427,153
		58,361,983
Construction & Engineering — 0.9%
Dycom Industries Inc.(a)	76,976	7,161,847
MasTec Inc.(a)	194,985	13,972,625
Valmont Industries Inc.	142,256	31,954,965
		53,089,437
Construction Materials — 0.5%
Eagle Materials Inc.	263,729	28,994,366

Consumer Finance — 0.7%
Navient Corp.	989,554	13,843,860
SLM Corp.	1,797,252	28,648,197
		42,492,057
Containers & Packaging — 0.3%
AptarGroup Inc.	201,548	20,801,769

Diversified Consumer Services — 1.5%
H&R Block Inc.	490,799	17,335,021
Service Corp. International	1,059,603	73,239,759
		90,574,780
Diversified Telecommunication Services — 0.3%
Iridium Communications Inc.(a)	451,887	16,972,876

Electric Utilities — 0.3%
OGE Energy Corp.	494,688	19,075,169

Electrical Equipment — 2.0%
Acuity Brands Inc.(b)	230,830	35,557,053
Hubbell Inc.	193,429	34,542,551
nVent Electric PLC	655,783	20,545,681
Regal Rexnord Corp.	187,465	21,281,027
Vicor Corp.(a)	143,755	7,867,711
		119,794,023
Electronic Equipment, Instruments & Components — 2.5%
Cognex Corp.	730,640	31,066,813
Coherent Inc.(a)	165,626	44,092,954
II-VI Inc.(a)(b)	341,526	17,400,749
Jabil Inc.(b)	415,059	21,255,171
Littelfuse Inc.(b)	102,421	26,019,031
National Instruments Corp.	463,673	14,480,508
		154,315,226

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.2%
ChampionX Corp.	639,866	$12,701,340

Entertainment — 0.2%
World Wrestling Entertainment Inc., Class A(b)	178,612	11,161,464

Equity Real Estate Investment Trusts (REITs) — 7.5%
American Campus Communities Inc.	512,096	33,014,829
Apartment Income REIT Corp.	493,363	20,523,901
Brixmor Property Group Inc.	1,100,446	22,240,014
Douglas Emmett Inc.	540,140	12,088,333
EastGroup Properties Inc.	278,225	42,938,464
First Industrial Realty Trust Inc.	608,032	28,869,359
Healthcare Realty Trust Inc.(b)	474,663	12,910,834
Independence Realty Trust Inc.	1,474,565	30,567,733
Lamar Advertising Co., Class A	383,567	33,742,389
Life Storage Inc.	563,158	62,882,222
National Retail Properties Inc.	528,757	22,736,551
National Storage Affiliates Trust	561,791	28,128,875
PotlatchDeltic Corp.	203,334	8,985,330
PS Business Parks Inc.	84,668	15,845,616
Rayonier Inc.	586,385	21,919,071
Rexford Industrial Realty Inc.	1,101,558	63,438,725
		460,832,246
Food Products — 1.4%
Darling Ingredients Inc.(a)(b)	1,078,148	64,473,250
Lancaster Colony Corp.(b)	63,602	8,190,666
Sanderson Farms Inc.	66,441	14,320,029
		86,983,945
Gas Utilities — 0.3%
National Fuel Gas Co.	317,473	20,969,092

Health Care Equipment & Supplies — 4.7%
Enovis Corp.(a)(b)	128,386	7,061,230
Globus Medical Inc., Class A(a)(b)	318,023	17,853,811
ICU Medical Inc.(a)(b)	62,903	10,340,624
Inari Medical Inc.(a)(b)	226,492	15,399,191
Integra LifeSciences Holdings Corp.(a)	242,898	13,123,779
LivaNova PLC(a)(b)	214,581	13,404,875
Masimo Corp.(a)	340,863	44,540,568
Neogen Corp.(a)(b)	417,226	10,050,974
Penumbra Inc.(a)	236,420	29,439,018
QuidelOrtho Corp.(a)	333,915	32,449,860
Shockwave Medical Inc.(a)	238,920	45,674,337
STAAR Surgical Co.(a)(b)	319,335	22,650,432
Tandem Diabetes Care Inc.(a)(b)	427,127	25,281,647
		287,270,346
Health Care Providers & Services — 2.2%
Chemed Corp.(b)	56,968	26,740,209
HealthEquity Inc.(a)(b)	377,487	23,173,927
Option Care Health Inc.(a)(b)	924,239	25,684,602
Progyny Inc.(a)(b)	292,402	8,494,278
R1 RCM Inc.(a)	518,732	10,872,623
Tenet Healthcare Corp.(a)(b)	719,079	37,794,792
		132,760,431
Hotels, Restaurants & Leisure — 3.7%
Boyd Gaming Corp.	534,101	26,571,525
Choice Hotels International Inc.	149,071	16,640,796
Churchill Downs Inc.	228,444	43,753,879
Marriott Vacations Worldwide Corp.	124,720	14,492,464
Papa John’s International Inc.(b)	212,965	17,786,837

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games Corp., Class A(a)(b)	638,588	$30,007,250
Six Flags Entertainment Corp.(a)(b)	254,369	5,519,807
Texas Roadhouse Inc.	273,282	20,004,242
Wendy’s Co. (The)	570,882	10,778,252
Wingstop Inc.(b)	199,489	14,915,793
Wyndham Hotels & Resorts Inc.	399,717	26,269,401
		226,740,246
Household Durables — 1.4%
Helen of Troy Ltd.(a)(b)	159,209	25,857,134
Tempur Sealy International Inc.	1,172,115	25,048,098
TopBuild Corp.(a)(b)	218,802	36,574,942
		87,480,174
Insurance — 1.9%
American Financial Group Inc./OH	208,290	28,912,735
First American Financial Corp.	329,119	17,416,977
Kinsale Capital Group Inc.	143,742	33,008,913
Primerica Inc.	159,452	19,084,810
RLI Corp.	159,736	18,623,620
		117,047,055
Interactive Media & Services — 0.5%
TripAdvisor Inc.(a)(b)	280,307	4,989,464
Ziff Davis Inc.(a)(b)	315,909	23,544,698
		28,534,162
IT Services — 2.2%
Concentrix Corp.(b)	287,199	38,955,672
Euronet Worldwide Inc.(a)(b)	115,079	11,575,797
Genpact Ltd.	750,510	31,791,604
Maximus Inc.	410,094	25,634,976
Sabre Corp.(a)(b)	1,043,644	6,084,445
WEX Inc.(a)(b)	128,849	20,043,750
		134,086,244
Leisure Products — 2.1%
Brunswick Corp./DE	505,517	33,050,702
Mattel Inc.(a)	2,352,989	52,542,244
Polaris Inc.(b)	160,199	15,904,557
YETI Holdings Inc.(a)(b)	575,290	24,892,798
		126,390,301
Life Sciences Tools & Services — 3.6%
Azenta Inc.	500,537	36,088,718
Bruker Corp.	667,531	41,894,246
Medpace Holdings Inc.(a)(b)	179,724	26,899,291
Repligen Corp.(a)(b)	344,128	55,886,387
Sotera Health Co.(a)(b)	501,142	9,817,372
Syneos Health Inc., Class A(a)(b)	684,714	49,080,299
		219,666,313
Machinery — 4.5%
Chart Industries Inc.(a)(b)	239,336	40,060,060
Crane Holdings Co.	156,242	13,680,550
Donaldson Co. Inc.	420,674	20,251,246
Esab Corp.(b)	125,033	5,470,194
Graco Inc.	677,781	40,266,969
ITT Inc.	311,493	20,944,789
Lincoln Electric Holdings Inc.	224,964	27,751,559
Middleby Corp. (The)(a)(b)	232,367	29,129,527
Toro Co. (The)(b)	697,818	52,887,626
Watts Water Technologies Inc., Class A	182,929	22,470,999
		272,913,519

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.0%
Cable One Inc.	19,037	$24,544,785
John Wiley & Sons Inc., Class A	144,554	6,903,899
New York Times Co. (The), Class A.	645,144	17,999,518
TEGNA Inc.	648,982	13,609,152
		63,057,354
Metals & Mining — 2.9%
Alcoa Corp.	492,759	22,459,955
Cleveland-Cliffs Inc.(a)(b)	3,187,509	48,992,014
Royal Gold Inc.	262,926	28,075,238
Steel Dynamics Inc.	1,196,578	79,153,635
		178,680,842
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp.	2,173,907	19,673,858
CNX Resources Corp.(a)	610,698	10,052,089
DTE Midstream LLC(a)	270,672	13,268,341
Matador Resources Co.(b)	741,205	34,532,741
Murphy Oil Corp.	974,919	29,432,805
PDC Energy Inc.	637,013	39,246,371
Range Resources Corp.(a)	1,193,838	29,547,491
Targa Resources Corp.	1,521,880	90,810,580
		266,564,276
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	548,232	28,732,839

Professional Services — 2.0%
ASGN Inc.(a)	341,127	30,786,712
FTI Consulting Inc.(a)(b)	230,097	41,613,043
Insperity Inc.	237,968	23,756,345
KBR Inc.(b)	605,605	29,305,226
		125,461,326
Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.(a)(b)	159,854	27,952,071

Road & Rail — 1.5%
Avis Budget Group Inc.(a)(b)	228,853	33,659,699
Landstar System Inc.(b)	161,186	23,439,668
Saia Inc.(a)	176,281	33,140,828
		90,240,195
Semiconductors & Semiconductor Equipment — 5.3%
Amkor Technology Inc.	273,620	4,637,859
Cirrus Logic Inc.(a)	183,206	13,289,763
CMC Materials Inc.	128,047	22,342,921
First Solar Inc.(a)	390,478	26,603,266
Lattice Semiconductor Corp.(a)	918,589	44,551,567
MKS Instruments Inc.	203,926	20,928,925
Power Integrations Inc.	389,233	29,196,367
Semtech Corp.(a)	279,040	15,338,829
Silicon Laboratories Inc.(a)(b)	244,188	34,240,041
SiTime Corp.(a)	104,077	16,967,673
SunPower Corp.(a)(b)	555,928	8,789,222
Synaptics Inc.(a)(b)	264,388	31,211,004
Universal Display Corp.	289,953	29,325,847
Wolfspeed Inc.(a)(b)	453,912	28,800,716
		326,224,000
Software — 5.3%
ACI Worldwide Inc.(a)(b)	359,389	9,304,581
Aspen Technology Inc.(a)	186,894	34,328,690
Blackbaud Inc.(a)	197,148	11,448,385

Security	Shares	Value

Software (continued)
CDK Global Inc.	366,592	$20,078,244
CommVault Systems Inc.(a)	193,143	12,148,695
Envestnet Inc.(a)(b)	184,277	9,724,297
Fair Isaac Corp.(a)	100,399	40,249,959
Manhattan Associates Inc.(a)(b)	421,302	48,281,209
Paylocity Holding Corp.(a)(b)	264,941	46,211,009
Qualys Inc.(a)(b)	222,944	28,122,156
SailPoint Technologies Holdings Inc.(a)(b)	629,323	39,445,966
Teradata Corp.(a)(b)	699,128	25,874,727
		325,217,918
Specialty Retail — 3.6%
American Eagle Outfitters Inc.	432,550	4,835,909
AutoNation Inc.(a)(b)	111,934	12,509,744
Dick’s Sporting Goods Inc.(b)	387,513	29,206,855
Five Below Inc.(a)(b)	370,557	42,032,280
GameStop Corp., Class A(a)(b)	412,762	50,480,793
RH(a)(b)	117,385	24,916,140
Victoria’s Secret & Co.(a)	221,693	6,200,753
Williams-Sonoma Inc.	467,475	51,866,351
		222,048,825
Textiles, Apparel & Luxury Goods — 2.0%
Capri Holdings Ltd.(a)(b)	601,249	24,657,221
Columbia Sportswear Co.	117,643	8,420,886
Crocs Inc.(a)	411,377	20,021,719
Deckers Outdoor Corp.(a)(b)	181,842	46,433,355
Skechers U.S.A. Inc., Class A(a)(b)	422,377	15,028,174
Under Armour Inc., Class A(a)	540,432	4,501,798
Under Armour Inc., Class C, NVS(a)	580,683	4,401,577
		123,464,730
Trading Companies & Distributors — 0.6%
Watsco Inc.	146,114	34,894,946

Water Utilities — 0.7%
Essential Utilities Inc.	968,266	44,394,996

Total Long-Term Investments — 99.8%
(Cost: $6,302,047,944)		6,100,610,084

Short-Term Securities

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	411,889,554	411,848,365
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	8,280,000	8,280,000

Total Short-Term Securities — 6.9%
(Cost: $420,056,585)		420,128,365

Total Investments in Securities — 106.7%
(Cost: $6,722,104,529)		6,520,738,449

Liabilities in Excess of Other Assets — (6.7)%		(407,553,678)

Net Assets — 100.0%		$6,113,184,771

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$349,751,835	$62,075,520	(a)	$—	$(13,924)	$34,934	$411,848,365	411,889,554	$1,516,203	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,035,000	245,000	(a)	—	—	—	8,280,000	8,280,000	18,204		—
					$(13,924)	$34,934	$420,128,365		$1,534,407		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	48	09/16/22	$10,886	$(520,613)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$121,585	$(4,960	)(c)	$120,791	0.0	%(d)
	Monthly	HSBC Bank PLC(e)	02/10/23	283,063	(58,811	)(f)	238,995	0.0	(d)
	Monthly	JPMorgan Chase Bank NA(g)	02/08/23	253,313	(58,979	)(h)	213,877	0.0	(d)
					$(122,750)		$573,663

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(4,166) of net dividends and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $(14,743) of net dividends, payable for referenced securities purchased and financing fees.
(h)	Amount includes $(19,543) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	20 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2022

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Software
Envestnet Inc.(a)	2,289	$120,791	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$120,791

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Software
Envestnet Inc.(a)	4,529	$238,995	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$238,995

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Software
Envestnet Inc.(a)	4,053	$213,877	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$213,877

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,100,610,084	$—	$—	$6,100,610,084
Money Market Funds	420,128,365	—	—	420,128,365
	$6,520,738,449	$—	$—	$6,520,738,449
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(520,613)	$—	$—	$(520,613)
Swaps	—	(122,750)	—	(122,750)
	$(520,613)	$(122,750)	$—	$(643,363)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust